Information by business segment and geographic area (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	$ 3,715		$ 3,715		$ 1,872
Property, plant and equipment and intangibles	54,777		54,777		60,027
Capital expenditures
Sustaining capital (i)	1,000	$ 832	2,028	$ 1,636
Project execution	328	376	695	702
Total capital expenditures	1,328	1,208	2,723	2,338
Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	1,320		1,320		1,349
Property, plant and equipment and intangibles	34,598		34,598		38,376
Capital expenditures
Sustaining capital (i)	613	472	1,294	984
Project execution	293	255	613	491
Total capital expenditures	906	727	1,907	1,475
Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	1,910		1,910
Property, plant and equipment and intangibles	17,483		17,483		18,341
Capital expenditures
Sustaining capital (i)	372	326	700	589
Project execution	33	95	72	167
Total capital expenditures	405	421	772	756
Other [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	485		485		523
Property, plant and equipment and intangibles	2,696		2,696		$ 3,310
Capital expenditures
Sustaining capital (i)	15	34	34	63
Project execution	2	26	10	44
Total capital expenditures	$ 17	$ 60	$ 44	$ 107